Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Bond Fund, Inc
Entity Central Index Key	0000276463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000230842
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Total Return Fund
Class Name	Class K Shares
Trading Symbol	BKSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.12%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

Allocations to structured products, high yield bonds, and agency mortgage-backed securities contributed.

What detracted from performance?

Duration positioning and currency strategies detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s use of derivatives, namely futures and forward currency contracts, also detracted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 18, 2021 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Oct 21	$10,011	$10,016
Nov 21	$10,028	$10,046
Dec 21	$10,014	$10,020
Jan 22	$9,779	$9,805
Feb 22	$9,622	$9,695
Mar 22	$9,345	$9,426
Apr 22	$8,967	$9,068
May 22	$8,992	$9,127
Jun 22	$8,815	$8,983
Jul 22	$9,057	$9,203
Aug 22	$8,814	$8,943
Sep 22	$8,388	$8,556
Oct 22	$8,267	$8,446
Nov 22	$8,597	$8,756
Dec 22	$8,546	$8,717
Jan 23	$8,864	$8,985
Feb 23	$8,648	$8,753
Mar 23	$8,863	$8,975
Apr 23	$8,922	$9,029
May 23	$8,823	$8,931
Jun 23	$8,810	$8,899
Jul 23	$8,797	$8,893
Aug 23	$8,731	$8,836
Sep 23	$8,503	$8,612
Oct 23	$8,341	$8,476
Nov 23	$8,749	$8,860
Dec 23	$9,061	$9,199
Jan 24	$9,072	$9,173
Feb 24	$8,940	$9,044
Mar 24	$9,028	$9,127
Apr 24	$8,809	$8,897
May 24	$8,964	$9,048
Jun 24	$9,053	$9,133
Jul 24	$9,277	$9,347
Aug 24	$9,411	$9,481
Sep 24	$9,534	$9,608

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	12.12%	(1.60)%
Bloomberg U.S. Aggregate Bond Index...
	11.57	(1.35)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,177,787
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	832.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,177,787
Number of Portfolio Holdings...
700
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
832%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.8%
Corporate Bonds...
29.8
U.S. Treasury Obligations...
13.5
Asset-Backed Securities...
9.4
Non-Agency Mortgage-Backed Securities...
6.3
Foreign Government Obligations...
3.9
Foreign Agency Obligations...
1.0
Investment Companies...
0.7
Municipal Bonds...
0.5
Common Stocks...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
54.8%
AA/Aa...
4.8
A...
11.2
BBB/Baa...
20.5
BB/Ba...
1.0
B...
0.0Footnote Reference(d)
CC/Ca...
0.5
N/R...
7.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000230843
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Total Return Fund
Class Name	Institutional Shares
Trading Symbol	BISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 12.08%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

Allocations to structured products, high yield bonds, and agency mortgage-backed securities contributed.

What detracted from performance?

Duration positioning and currency strategies detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s use of derivatives, namely futures and forward currency contracts, also detracted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 18, 2021 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Oct 21	$10,011	$10,016
Nov 21	$10,027	$10,046
Dec 21	$10,014	$10,020
Jan 22	$9,778	$9,805
Feb 22	$9,620	$9,695
Mar 22	$9,343	$9,426
Apr 22	$8,965	$9,068
May 22	$8,990	$9,127
Jun 22	$8,812	$8,983
Jul 22	$9,054	$9,203
Aug 22	$8,811	$8,943
Sep 22	$8,385	$8,556
Oct 22	$8,264	$8,446
Nov 22	$8,593	$8,756
Dec 22	$8,542	$8,717
Jan 23	$8,859	$8,985
Feb 23	$8,643	$8,753
Mar 23	$8,858	$8,975
Apr 23	$8,917	$9,029
May 23	$8,818	$8,931
Jun 23	$8,804	$8,899
Jul 23	$8,791	$8,893
Aug 23	$8,724	$8,836
Sep 23	$8,496	$8,612
Oct 23	$8,334	$8,476
Nov 23	$8,741	$8,860
Dec 23	$9,054	$9,199
Jan 24	$9,064	$9,173
Feb 24	$8,932	$9,044
Mar 24	$9,019	$9,127
Apr 24	$8,811	$8,897
May 24	$8,955	$9,048
Jun 24	$9,044	$9,133
Jul 24	$9,266	$9,347
Aug 24	$9,400	$9,481
Sep 24	$9,523	$9,608

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	12.08%	(1.64)%
Bloomberg U.S. Aggregate Bond Index...
	11.57	(1.35)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,177,787
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	832.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,177,787
Number of Portfolio Holdings...
700
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
832%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.8%
Corporate Bonds...
29.8
U.S. Treasury Obligations...
13.5
Asset-Backed Securities...
9.4
Non-Agency Mortgage-Backed Securities...
6.3
Foreign Government Obligations...
3.9
Foreign Agency Obligations...
1.0
Investment Companies...
0.7
Municipal Bonds...
0.5
Common Stocks...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
54.8%
AA/Aa...
4.8
A...
11.2
BBB/Baa...
20.5
BB/Ba...
1.0
B...
0.0Footnote Reference(d)
CC/Ca...
0.5
N/R...
7.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000230844
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Total Return Fund
Class Name	Investor A Shares
Trading Symbol	BASTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.73%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

Allocations to structured products, high yield bonds, and agency mortgage-backed securities contributed.

What detracted from performance?

Duration positioning and currency strategies detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s use of derivatives, namely futures and forward currency contracts, also detracted.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 18, 2021 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index
Sep 21	$9,600	$10,000
Oct 21	$9,610	$10,016
Nov 21	$9,623	$10,046
Dec 21	$9,607	$10,020
Jan 22	$9,379	$9,805
Feb 22	$9,225	$9,695
Mar 22	$8,958	$9,426
Apr 22	$8,593	$9,068
May 22	$8,615	$9,127
Jun 22	$8,443	$8,983
Jul 22	$8,673	$9,203
Aug 22	$8,437	$8,943
Sep 22	$8,027	$8,556
Oct 22	$7,910	$8,446
Nov 22	$8,213	$8,756
Dec 22	$8,173	$8,717
Jan 23	$8,474	$8,985
Feb 23	$8,266	$8,753
Mar 23	$8,470	$8,975
Apr 23	$8,524	$9,029
May 23	$8,438	$8,931
Jun 23	$8,412	$8,899
Jul 23	$8,397	$8,893
Aug 23	$8,331	$8,836
Sep 23	$8,112	$8,612
Oct 23	$7,955	$8,476
Nov 23	$8,342	$8,860
Dec 23	$8,637	$9,199
Jan 24	$8,644	$9,173
Feb 24	$8,516	$9,044
Mar 24	$8,597	$9,127
Apr 24	$8,397	$8,897
May 24	$8,532	$9,048
Jun 24	$8,614	$9,133
Jul 24	$8,834	$9,347
Aug 24	$8,949	$9,481
Sep 24	$9,064	$9,608

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	11.73%	(1.93)%
Investor A Shares (with sales charge)...
	7.26	(3.28)
Bloomberg U.S. Aggregate Bond Index...
	11.57	(1.35)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 45,177,787
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	832.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$45,177,787
Number of Portfolio Holdings...
700
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
832%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.8%
Corporate Bonds...
29.8
U.S. Treasury Obligations...
13.5
Asset-Backed Securities...
9.4
Non-Agency Mortgage-Backed Securities...
6.3
Foreign Government Obligations...
3.9
Foreign Agency Obligations...
1.0
Investment Companies...
0.7
Municipal Bonds...
0.5
Common Stocks...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
54.8%
AA/Aa...
4.8
A...
11.2
BBB/Baa...
20.5
BB/Ba...
1.0
B...
0.0Footnote Reference(d)
CC/Ca...
0.5
N/R...
7.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.